Sales Of Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Finance Receivables
Our equipment installment and revolving receivables programs are discussed in detail below. The following table sets forth a summary of the receivables and accounts being serviced at December 31:

	2020		2019
	Equipment Installment	Revolving	Equipment Installment	Revolving
Gross receivables:	$5,565	$3,909	$4,576	$3,324
Balance sheet classification
Accounts receivable
Notes receivable	2,716	—	2,467	—
Trade receivables	554	3,715	477	2,809
Other Assets
Noncurrent notes and trade receivables	2,295	194	1,632	515

Outstanding portfolio of receivables derecognized from our consolidated balance sheets	7,827	5,300	9,713	4,300
Cash proceeds received, net of remittances[1]	5,646	5,300	7,211	4,300
[1]Represents amounts to which financial institutions remain entitled, excluding the deferred purchase price.
The following table sets forth a summary of equipment installment receivables sold under this program:

	2020	2019	2018
Gross receivables sold	$7,270	$9,921	$9,391
Net receivables sold[1]	7,026	9,483	8,871
Cash proceeds received	6,089	8,189	7,488
Deferred purchase price recorded	1,021	1,451	1,578
Guarantee obligation recorded	157	341	361
[1]Receivables net of allowance, imputed interest and equipment trade-in right guarantees.
The following table presents the previously transferred equipment installment receivables, which we repurchased in exchange for the associated deferred purchase price:

	2020	2019	2018
Fair value of repurchased receivables	$1,271	$1,418	$1,480
Carrying value of deferred purchase price	1,235	1,350	1,393
Gain on repurchases[1]	$36	$68	$87
[1]These gains are included in “Selling, general and administrative” in the consolidated statements of income.

Schedule of Receivables Sold
The following table sets forth a summary of receivables sold:

	2020	2019	2018
Gross receivables sold/cash proceeds received[1]	$15,888	$11,989	$—
Collections reinvested under revolving agreement	14,888	7,689	—
Net cash proceeds received (remitted)	$1,000	$4,300	$—

Net receivables sold[2]	$15,760	$11,604	$—
Obligations recorded (reversed)	271	530	—
[1]Includes initial sale of receivables of $1,000 and $4,300 for 2020 and 2019, respectively.
[2]Receivables net of allowance, return and incentive reserves and imputed interest.